UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

18820 High Parkway, Cleveland, Ohio 44116

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 18820 High Parkway, Cleveland, Ohio 44116

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (440) 356-1565

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Jhaveri Value Fund

		Schedule of Investments
		June 30, 2005 (Unaudited)
Shares/Principal Amt		Market Value	% of Net Assets

COMMON STOCKS

Agricultural Produce-Livestock & Animal Specialties
4,000	Cal Maine Foods, Inc.	$ 24,200
500	Fresh Del Monte Produce, Inc.	13,460
		37,660	0.39%
Air Courier Services
500	FDX Corp.	40,505	0.42%

Biological Products, (No Disgnostic Substances)
2,000	Biogen Idec, Inc.*	68,900	0.72%

Beverages
1,000	Coca Cola Company	41,750
500	PepsiCo, Inc.	26,965
		68,715	0.71%

Communications Equipment
6,000	UT Starcom, Inc. *	44,940	0.47%

Computer & Office Equipment
500	Dell Computer Corp.*	19,730
2,500	Hewlett-Packard Company	58,775
2,500	International Business Machine Corp.	185,500
500	Lexmark International, Inc.*	32,415
		296,420	3.08%

Computer Communications Equipment
10,000	Cisco Systems, Inc. *	190,800	1.98%

Computer Peripheral Equipment
4,500	Symbols Technologies, Inc.	44,415
1,000	Seagate Technology	17,550
		61,965	0.64%
Computer Terminals
3,000	ATI Technologies, Inc.*	35,550	0.37%

Converted Paper & Paperboard Products (No Contaners/Boxes)
1,000	3M Co.	72,300	0.75%

Cutlery, Handtools & General Hardware
500	Gillette Co.	25,315	0.26%

Electric & Other Services Combined
3,500	General Electric Co.	121,275
500	Progress Energy, Inc.	22,620
		143,895	1.50%

Finance Servcies
3,000	American Express Co.	159,690	1.66%

Federal & Federally-Sponsored Credit Agencies
500	Federal National Mortgage Association	29,200	0.30%

Food - Major Diversified
3,500	Sara Lee Corp.	69,335	0.72%

Games, Toys & Children's Vehicles
8,000	Leapfrog Enterprises, Inc.*	90,400	0.94%

Grain Mill Products
1,000	General Mills, Inc.	46,790	0.49%

Household Appliances
4,500	Maytag Corp.	70,470	0.73%

Industrial Organic Chemicals
1,000	International Flavors & Fragrances, Inc.	36,220	0.38%

Instruments For Measuring & Testing of Electricity & Elecrical Signals
6,500	Tektronix, Inc.	151,255	1.57%

Malt Beverages
4,000	Anheuser Busch Co's, Inc.	183,000	1.90%

Miscellaneous Manufacturing Industries
4,000	International Game Technology	112,600	1.17%

Mortgage Bankers & Loan Correspondence
7,000	Doral Financial Corp.	115,780	1.20%

Motor Vehicles & Passenger Car Bodies
2,000	Toyota Motor Corp.	142,980	1.49%

National Commercial Banks
1,000	Citigroup, Inc.	46,230
3,500	MBNA Corp.	91,560
1,000	National City Corp.	34,120
		171,910	1.79%

Newspapers: Publishing or Publishing & Printing
3,000	Dow Jones & Co., Inc.	106,350
1,000	Gannett, Inc.	71,130
3,000	Tribune Company	105,540
		283,020	2.94%

Ordnance & Accessories, (No Vehicles/Guided Missiles)
6,500	Taser International, Inc.*	65,260	0.68%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
2,500	Biomet, Inc.	86,575	0.90%

Paints, Varnishes, Lacquers, Enamels & Allied Products
500	PPG Industries, Inc.	31,380	0.33%

Perfumes, Cosmetics & Other Toilet Preparations
500	Avon Products, Inc.	18,925	0.20%

Petroleum Refining
1,000	USX Corp.	34,370	0.36%

Pharmaceutical Preparations
1,500	Astrazeneca PLC	61,890
2,000	Bristol Myers Squibb Company	49,960
6,000	Forest Laboratories, Inc. Class A *	233,100
1,000	Johnson & Johnson	65,000
3,000	Lilly, Eli & Company	167,130
3,000	Merck & Company, Inc.	92,400
3,500	Mylan Laboratories, Inc.	67,340
17,500	Pfizer, Inc.	482,650
1,000	Sanofi-Aventis	40,990
500	Wyeth	22,250
		1,282,710	13.34%

Plastics Products
500	Dow Chemical Co.	22,265
2,000	Dupont E.I. Denemours & Co.	86,020
		108,285	1.13%

Radio & Tv Broadcasting & Communications Equipment
1,000	Motorola, Inc.	18,260	0.19%

Railroads, Line-Haul Operating
500	Norfolk Southern Corp.	15,480	0.16%

Retail-Eating Places - 0.30%
3,500	McDonalds Corp.	97,125	1.01%

Retail Family Clothing Stores
1,000	Gap, Inc.	19,750	0.21%

Retail-Grocery Stores
1,000	Albertsons, Inc.	20,680	0.21%

Retail-Variety Stores
5,000	Wal-Mart Stores, Inc.	241,000	2.51%

Retail-Radio, Tv & Consumer Electronics Stores
1,500	Radioshack Corp.	34,755	0.36%

Rolling Drawing & Extruding of Nonferrous Metals
2,500	Alcoa, Inc.	65,325	0.68%

Security Brokers, Dealers & Flotation Companies
500	Merrill Lynch & Co., Inc.	27,505	0.29%

Semiconductors & Related Devices
2,000	Altera Corp.*	39,600
9,000	Applied Materials, Inc.	145,620
16,200	Intel Corporation	421,524
1,500	STMicroelectronics N.V.	23,910
2,000	Texas Instruments, Inc.	56,140
1,000	Xilinx, Inc.	25,500
		712,294	7.41%

Services-Advertising Agencies
1,000	Omnicom Group, Inc.	79,860	0.83%

Services-Business Services, NEC
500	Ebay, Inc.*	16,505	0.17%

Services-Computer Services
1,000	Automatic Data Processing, Inc.	41,970	0.44%

Services-Educational Services
1,000	Corinthian Colleges, Inc.*	12,770	0.13%

Servcies-Miscellaneous Amusement
2,000	Disney Enterprises, Inc.	50,360	0.52%

Services-Motion Picture & Video
2,500	Dreamworks Animationa SKG, Inc.*	65,500
1,000	Time Warner, Inc.	16,710
		82,210	0.85%

Services-Prepackaged Software
1,000	Adobe Systems, Inc.*	28,610
14,900	Microsoft Corporation	370,116
3,000	Oracle Corporation*	39,600
6,000	Symantec Corporation*	130,440
		568,766	5.91%

Soap, Detergents, Cleang Preparations, Perfumes, Cosmetics
1,000	Procter & Gamble Co.	52,750	0.55%

Specialty Cleaning, Polishing and Sanitation Preparations
500	Clorox Co.	27,860	0.29%

State Commercial Banks
3,000	Fifth Third Bancorp	123,510
5,000	J.P. Morgan & Company, Inc.	176,600
		300,110	3.12%
Steel Works, Blast Furnaces & Rolling Mills
1,000	Mittal Steel Co.	23,740
500	Nucor Corp.	22,810
275	Steel Dynamics, Inc.	7,219
		53,769	0.56%

Surgical & Medical Instruments & Apparatus
1,500	Becton Dickinson & Co.	78,705
5,000	Boston Secientific Corp.*	135,000
1,500	Guidant Corp.	100,950
		314,655	3.27%

Telephone & Telegraph Apparatus
2,000	Avaya, Inc.*	16,640	0.17%

Telephone Communications (No Radiotelephone)
2,000	Bellsouth Corp.	53,140
6,000	SBC Communications, Inc.	142,500
500	Unique Broadband Systems, Inc.	38,925
8,000	Verizon Communications, Inc.	276,400
		510,965	5.31%

Television Broadcasting Station
3,000	Univision Communications, Inc.*	82,650	0.86%

Total for Common Stock (Cost 8,788,412)		7,841,134	81.52%

Cash - Equivalents
1,783,194	First American Treasury Obligation Class A 2.39% **	1,783,194	18.54%
	(Cost 1,783,194)

	Total Investments	9,624,328	100.06%
	(Cost $10,571,606)

	Liabilites in Excess of other Assets	(5,531)	-0.06%

	Net Assets	9,618,797	100.00%

* Non-income producing securities.
** Variable Rate Security at June 30, 2005

NOTES TO FINANCIAL STATEMENTS
The Jhaveri Value Fund
1. SECURITY TRANSACTIONS
At June 30, 2005 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $10,571,606 amounted to ($947,278) which consisted of aggregate gross unrealized appreciation of $43,913 and aggregate gross unrealized depreciation of $991,191.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date August 29, 2005

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.